Interest Expenses, Net	6 Months Ended
Jun. 30, 2024
Interest Expenses, Net [Abstract]
INTEREST EXPENSES, NET

NOTE 16 – INTEREST EXPENSES, NET

Interest expenses as of June 30, 2024 and 2023 consisted of the following:

	2024	2023
Interest expense	$(72,634)	$(238,269)
Interest income	8,046	38,557
Total interest expense, net	$(64,588)	$(199,712)